Stockholders' equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 13 – Stockholders’ equity

Stock split

On November 25, 2014, the Company completed a 1,000-for-1 stock split of its common stock and simultaneously repurchased and canceled 30,000,000 shares. All common shares and per share information in the financial statements and footnotes have been retroactively adjusted to reflect the effects of this stock split.

IPO

On March 18, 2015, the Security Exchange Commission (“SEC”) declared effective the Company’s registration statement on Form F-1 (“IPO Registration Statement”). Pursuant to this IPO Registration Statement, along with the accompanying prospectus, the Company registered an offering of 1,600,000 shares of common stock at a price of $4.00 per share.

On March 24, 2015, the Company closed its initial public offering of 1,600,000 shares of common stock at a price of $4.00 per share for gross proceeds of $6.4 million and net proceeds of approximately $5.7 million.

S-8

On April 13, 2015, the Company filed Form S-8 with SEC to register 1,200,000 shares under the Company’s 2015 Share Incentive Plan. On June 1, 2015, the Company issued 1,200,000 shares to two service providers for their proposed services related to the Company’s strategic planning, corporate governance, compliance operations and its e-Commerce business. On November 8, 2015, all of these shares were returned and cancelled as the Company terminated these service agreements. The Company agreed to compensate the service providers with early termination fees of RMB 1,100,000 (equivalent to $176,660) for certain services that had already been rendered.

On July 23, 2015, the Company filed Form S-8 with SEC to register 400,000 shares under the Company’s 2015 Share Incentive Plan. On July 24, 2015, the Company issued 400,000 shares to a service provider for its proposed services related to the IT infrastructure initiatives. On November 8, 2015, all of these shares were returned and cancelled as the Company terminated the service agreement. The Company agreed to compensate the service provider with an early termination fee of RMB 200,000 (equivalent to $32,120) for certain services that had already been rendered.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.

The statutory surplus reserve fund is non-discretionary other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of shares currently held by them, provided the remaining statutory surplus reserve balance after such issue is not less than 25% of the registered capital before the conversion.

Pursuant to the Company’s articles of incorporation, the Company is to appropriate 50% of the entity’s registered capital as the statutory surplus reserve.

The Company made appropriations of $1,023,598 and $1,375,990 in 2015 and 2014, respectively.